Shareholders' equity - Perpetual Preference Shares (Details) - Westpac New Zealand Limited - Perpetual Preference Shares $ in Millions	12 Months Ended
Sep. 30, 2025 NZD ($)
Shareholders' equity
Gross amount of transaction for issuance of shares	$ 375
Transaction costs	$ 6